Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jul. 02, 2017
Compensation And Retirement Disclosure [Abstract]
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at July 2, 2017, which have not yet been recognized in net periodic benefit cost were as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$7	$(768)
Net actuarial loss	17,279	2,232
	$17,286	$1,464

Amounts Included in Accumulated Other Comprehensive Loss Expected to be Recognized, Net of Tax

Prior service cost (credit) and unrecognized net actuarial losses included in accumulated other comprehensive loss at July 2, 2017 which are expected to be recognized in net periodic benefit cost (credit) in fiscal 2018, net of tax, for the pension, SERP and postretirement plans are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$7	$(481)
Net actuarial loss	1,282	302
	$1,289	$(179)

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	Years Ended			Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015	July 2, 2017	July 3, 2016	June 28, 2015
COMPONENTS OF NET PERIODIC BENEFIT COST (CREDIT):
Service cost	$54	$50	$64	$13	$12	$14
Interest cost	3,926	4,387	4,173	55	87	114
Expected return on plan assets	(5,854)	(5,509)	(6,174)	—	—	—
Amortization of prior service cost (credit)	11	11	11	(764)	(764)	(764)
Amortization of unrecognized net loss	3,228	2,443	2,775	538	616	693
Net periodic benefit cost (credit)	$1,365	$1,382	$849	$(158)	$(49)	$57

	Pension and SERP Benefits		Postretirement Benefits
	2017	2016	2017	2016
WEIGHTED-AVERAGE ASSUMPTIONS:
Benefit Obligations:
Discount rate	3.91%	3.79%	3.91%	3.79%
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	3.79%	4.53%	3.79%	4.53%
Expected return on plan assets	5.45%	5.45%	n/a	n/a
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$106,152	$99,329	$1,602	$2,179
Service cost	54	50	13	12
Interest cost	3,926	4,387	55	87
Actuarial (gain) loss	(4,342)	6,783	(80)	(281)
Benefits paid	(4,524)	(4,397)	(322)	(395)
Benefit obligation at end of year	$101,266	$106,152	$1,268	$1,602
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$104,460	$105,472	$—	$—
Actual return on plan assets	7,574	371	—	—
Employer contribution	5,014	3,014	322	395
Benefits paid	(4,524)	(4,397)	(322)	(395)
Fair value of plan assets at end of year	$112,524	$104,460	$—	$—
Funded status – prepaid (accrued) benefit obligations	$11,258	$(1,692)	$(1,268)	$(1,602)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$13,082	$72	$—	$—
Accrued payroll and benefits (current liabilities)	(332)	(299)	(265)	(340)
Accrued benefit obligations (long-term liabilities)	(1,492)	(1,465)	(1,003)	(1,262)
Net amount recognized	$11,258	$(1,692)	$(1,268)	$(1,602)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost (credit)	$1,365	$1,382	$(158)	$(49)
Net actuarial (gain) loss	(6,063)	11,921	(80)	(281)
Amortization of prior service (cost) credits	(11)	(11)	764	764
Amortization of unrecognized net loss	(3,228)	(2,443)	(538)	(616)
Total recognized in other comprehensive (income) loss, before tax	(9,302)	9,467	146	(133)
Total recognized in net periodic benefit cost and other comprehensive (income) loss, before tax	$(7,937)	$10,849	$(12)	$(182)

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	July 2, 2017	July 3, 2016	July 2, 2017	July 3, 2016
Accumulated benefit obligation	$99,442	$104,388	$1,591	$1,435
Projected benefit obligation	$99,442	$104,388	$1,824	$1,764

Minimal Effect of Health Care Trend on our Postretirement Benefit

The health care cost trend assumption has a minimal effect on our postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2017	$—	$—
Effect on postretirement benefit obligation as of July 2, 2017	$7	$(7)

Schedule of Asset Allocations of Pension Plan

The pension plan weighted-average asset allocations by asset category were as follows for 2017 and 2016:

	Target Allocation	July 2, 2017	July 3, 2016
Equity investments	35%	38%	38%
Fixed-income Investments	30	56	27
Cash	35	6	35
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2017 and June 30, 2016 measurement dates (thousands of dollars):

	June 30, 2017				June 30, 2016
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$7,233	$—	$7,233	$—	$36,706	$—	$36,706
Equity securities/funds:
Small cap	1,008	—	—	1,008	1,714	—	—	1,714
Mid cap	12,414	—	—	12,414	12,341	—	—	12,341
Large cap	19,961	—	—	19,961	18,678	—	—	18,678
International	8,941	—	—	8,941	7,132	—	—	7,132
Fixed income: Bond funds/bonds	5,718	57,249	—	62,967	4,837	23,052	—	27,889
Total	$48,042	$64,482	$—	$112,524	$44,702	$59,758	$—	$104,460

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the fiscal years noted below (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2018	$5,308	$265
2019	$5,304	$217
2020	$5,668	$164
2021	$6,239	$146
2022	$6,257	$132
2023-2027	$29,998	$315

Schedule of 401(k) Plan Contribution	Our contributions to the 401(k) Plan were as follows (thousands of dollars):
	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Company contributions	$1,805	$1,783	$1,729